Intangible Assets(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets Abstract [Abstract]
Disclosure Of Intangible Assets And Goodwill Explanatory

Details of intangible assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	346,314	￦	—	￦	(70,517)	￦	(56)	￦	275,741
Other intangible assets		4,420,371		(1,926,647)		(31,652)		—		2,462,072

	￦	4,766,685	￦	(1,926,647)	￦	(102,169)	￦	(56)	￦	2,737,813

	December 31, 2020
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	887,259	￦	—	￦	(70,517)	￦	(53,160)	￦	763,582
Other intangible assets		4,928,003		(2,304,188)		(36,264)		—		2,587,551

	￦	5,815,262	￦	(2,304,188)	￦	(106,781)	￦	(53,160)	￦	3,351,133

Details of intangible assets other than goodwill as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	5,802	￦	(2,930)	￦	(19)	￦	2,853
Software		1,428,655		(1,055,136)		—		373,519
Other intangible assets		555,424		(257,274)		(31,633)		266,517
Value of Business Acquired (VOBA)		2,395,290		(585,805)		—		1,809,485
Right-of-use assets		35,200		(25,502)		—		9,698

	￦	4,420,371	￦	(1,926,647)	￦	(31,652)	￦	2,462,072

	December 31, 2020
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	6,222	￦	(2,936)	￦	(940)	￦	2,346
Software		1,800,686		(1,225,173)		(2,326)		573,187
Other intangible assets		690,665		(285,893)		(32,998)		371,774
Value of Business Acquired (VOBA)		2,395,291		(759,672)		—		1,635,619
Right-of-use assets		35,139		(30,514)		—		4,625

	￦	4,928,003	￦	(2,304,188)	￦	(36,264)	￦	2,587,551

Changes in intangible assets other than goodwill for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Acquisition & transfer		Disposal		Amortization[1]		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	4,497	￦	174	￦	(1,160)	￦	(658)	￦	—	￦	2,853
Software		204,505		274,583		—		(105,228)		(341)		373,519
Other intangible assets[2]		248,611		59,776		(13,534)		(33,590)		5,254		266,517
Value of Business Acquired (VOBA)		2,001,945		—		—		(192,460)		—		1,809,485
Right-of-use assets		21,063		1,010		—		(9,893)		(2,482)		9,698

	￦	2,480,621	￦	335,543	￦	(14,694)	￦	(341,829)	￦	2,431	￦	2,462,072

	2020
	Beginning		Acquisition & transfer		Disposal		Amortization[1]		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	2,853	￦	116	￦	(147)	￦	(476)	￦	—	￦	—	￦	2,346
Software		373,519		340,045		(4,444)		(153,876)		18,252		(309)		573,187
Other intangible assets[2]		266,517		63,743		(9,527)		(47,948)		106,445		(7,456)		371,774
Value of Business Acquired (VOBA)		1,809,485		—		—		(173,866)		—		—		1,635,619
Right-of-use assets		9,698		—		—		(5,026)		—		(47)		4,625

	￦	2,462,072	￦	403,904	￦	(14,118)	￦	(381,192)	￦	124,697	￦	(7,812)	￦	2,587,551

[1]	Includes ￦ 193,085 million and ￦ 173,992 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2019 and 2020, respectively.
[2]

Impairment losses for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses was recognized when its recoverable amount is higher than its carrying amount.

Changes in accumulated impairment losses of goodwill for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)

	2020
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)

Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (45,017)	￦ (1,578)	￦	6,859	￦	8,084	￦ (31,652)

	2020
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (31,652)	￦ (9,312)	￦	3,669	￦	1,031	￦ (36,264)

Disclosure Of Goodwill Explanatory

Details of goodwill as of December 31, 2019 and 2020, are as follows:

	December 31, 2019				December 31, 2020
	Acquisition cost		Carrying amount *		Acquisition cost		Carrying amount *
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
KB Cambodia Bank		1,202		—		1,202		—
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,404
KB Securities Vietnam Joint Stock Company		13,092		12,987		13,092		12,234
KB Daehan Specialized Bank Plc.		1,515		1,564		1,515		1,470
PRASAC Microfinance Institution Plc.		—		—		396,942		356,570
PT Sunindo Kookmin Best Finance		—		—		2,963		2,963
PT Bank Bukopin TBK		—		—		89,220		80,002
PT. KB Finansia Multi Finance		—		—		51,820		49,153

	￦	346,314	￦	275,741	￦	887,259	￦	763,582

*	Includes the effect of exchange differences etc.

Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit Explanatory

Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2020 are as follows:

		December 31, 2020
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount		Discount rate (%)	Permanent growth rate (%)
		(In millions of Korean won)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	1,595,304	17.46	1.00
	Corporate banking		15,973		955,540	17.63	1.00
	KB Securities Co., Ltd.		58,889		11,340	21.46	1.00
	KB Capital Co., Ltd.		79,609		424,933	17.39	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,404		443,778	13.80	1.00
	KB Securities Vietnam Joint Stock Company		12,234		10,262	23.61	1.00
	KB Daehan Specialized Bank Plc.		1,470		9,299	25.77	1.00
	PRASAC Microfinance Institution Plc.		356,570		111,425	24.50	3.00
	PT Sunindo Kookmin Best Finance		2,963		1,909	15.47	0.00
	PT. KB Finansia Multi Finance		49,153		28,990	16.19	3.00

		￦	683,580	￦	3,592,780

For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment.

The Group recognized goodwill amounting to ￦ 65,288 million from the merger of Housing & Commercial Bank, the amounts of ￦ 49,315 million and ￦ 15,973 million were allocated to the retail banking and corporate banking, respectively.

And the goodwill of ￦ 356,570 million arising from the acquisition of PRASAC Microfinance Institution Plc. was allocated to microfinance unit.

Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit, including the goodwill, with the recoverable amount of the unit.

The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell is the amount obtainable from the sale in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. If it is difficult to measure the amount obtainable from the sale of the cash-generating unit, the Group measures the fair value less costs to sell by reflecting the characteristics of the measured cash-generating unit. If it is not possible to obtain reliable information to measure the fair value less costs to sell, the Group uses the asset’s value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows of retail banking and corporate banking after projection period are estimated on the assumption that the future cash flows will increase by 1.0% per year. The key assumptions used for the estimation of the future cash flows are estimated based on the market size and the Group’s market share.

The future cash flows PRASAC Microfinance Institution Plc. after five years are estimated on the assumption that the future cash flows will increase by 3.0% per year. The key assumptions used for the estimation of the future cash flows are the GDP growth rate of Cambodia, the market size and the recent growth rate of PRASAC Microfinance Institution Plc. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the cash-generating unit.

The Group acquired a 67% stake in PT Bank Bukopin TBK with the acquisition date of September 2, 2020, and the goodwill recognized due to the business combination is ￦ 80,002 million as of December 31, 2020. The Group conducts an impairment test annually and whenever there is an indication of impairment, and no indication of impairment has been observed as of December 31, 2020.